Statements of Shareholders' Equity (USD $) In Thousands, except Share data, unless otherwise specified	Common Stock [Member]	Additional Paid-in Capital [Member]	Contributed Surplus [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Retained Earnings [Member]	Total
Balance at Dec. 31, 2008	$ 344	$ 5,300	$ 899,963	$ 0	$ (117,021)	$ 788,586
Balance (in shares) at Dec. 31, 2008	34,373,271
Increase (decrease) in Shareholders' Equity [Roll Forward]
Accumulated dividend distributions defined as return of capital	0	0	(117,021)	0	117,021	0
Accumulated coverage of loss	0	0	0	0	0	0
Net (Loss) Income	0	0	0	0	1,012	1,012
Common Shares Issued (in shares)	7,675,000
Common Shares Issued, net of issuance costs	77	236,607	0	0	0	236,684
Reduction of share premium	0	(236,607)	236,607	0	0	0
Other Comprehensive (Loss) Income	0	0	0	0	0	0
Compensation - Restricted Shares (in shares)	156,633
Compensation - Restricted Shares	1	5,365	0	0	0	5,366
Share-based Compensation	0	(2,133)	0	0	0	(2,133)
Dividend Paid	0	0	(94,419)	0	(1,012)	(95,431)
Balance at Dec. 31, 2009	422	8,533	925,129	0	0	934,084
Balance (in shares) at Dec. 31, 2009	42,204,904	0
Increase (decrease) in Shareholders' Equity [Roll Forward]
Accumulated coverage of loss	0	0	0	0	0	0
Net (Loss) Income	0	0	0	0	(809)	(809)
Common Shares Issued (in shares)	4,600,000
Common Shares Issued, net of issuance costs	46	136,464	0	0	0	136,510
Reduction of share premium	0	(136,414)	136,414	0	0	0
Other Comprehensive (Loss) Income	0	0	0	0	0	0
Compensation - Restricted Shares (in shares)	93,878
Compensation - Restricted Shares	1	2,837	0	0	0	2,838
Share-based Compensation	0	60	0	0	0	60
Dividend Paid	0	0	0	0	0	0
Return of Capital	0	0	(79,728)	0	0	(79,728)
Balance at Dec. 31, 2010	469	11,480	981,815	0	(809)	992,955
Balance (in shares) at Dec. 31, 2010	46,898,782
Increase (decrease) in Shareholders' Equity [Roll Forward]
Accumulated coverage of loss	0	0	(809)	0	809	0
Net (Loss) Income	0	0	0	0	(72,298)	(72,298)
Common Shares Issued (in shares)	400,000
Common Shares Issued, net of issuance costs	4	0	0	0	0	4
Reduction of share premium	0	0	0	0	0	0
Other Comprehensive (Loss) Income	0	0	0	(212)	0	(212)
Compensation - Restricted Shares (in shares)	4,612
Compensation - Restricted Shares	0	67	0	0	0	67
Share-based Compensation	0	1,320	0	0	0	1,320
Dividend Paid	0	0	0	0	0	0
Return of Capital	0	0	(54,273)	0	0	(54,273)
Balance at Dec. 31, 2011	$ 473	$ 12,867	$ 926,733	$ (212)	$ (72,298)	$ 867,563
Balance (in shares) at Dec. 31, 2011	47,303,394